Retirement and Pension Plans - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
U.S. [Member]
Defined contribution profit sharing plan
Percentage of team member's contribution matched by company	100.00%
Maximum percentage of team member's compensation matched by Company	6.00%
Amounts expensed under profit sharing plan	$ 12.7	$ 11.6	$ 10.9
Europe [Member]
Defined contribution profit sharing plan
Amounts expensed under profit sharing plan	$ 8.0	$ 7.2	$ 6.9